Income Taxes - Components of Loss Before Income Taxes from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (46,686)	$ (52,438)
Foreign	(2,304)	(857)
Total	$ (48,990)	$ (53,295)